First Trust Indxx Aerospace and Defense ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
First Trust Indxx Aerospace and Defense ETF | First Trust Indxx Aerospace and Defense ETF
Prospectus [Line Items]
Annual Return [Percent]	41.24%	20.44%	14.88%